UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.           Atlanta, GA               02/08/10
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           95

Form 13F Information Table Value Total:  $ 1,359,239
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

            Column1                   Column2          Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------          -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS            CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----            -----         -----     -------------   ----------  ------------   ---------
Accenture Ltd.                        Common           G1151C101        406,285      9,790      Sole        None           None
ACE Limited                           SHS              H0023R105     42,529,183    843,833      Sole        None           None
Advance Auto Parts                    Common           00751y106      4,163,368    102,850      Sole        None           None
Affiliated Computer S                 Common           008190100        388,880      6,515      Sole        None           None
AGL Resources                         Common           001204106      3,614,906     99,120      Sole        None           None
Alliant Energy Corp.                  Common           018802108      2,188,554     72,325      Sole        None           None
American Express Comp                 Common           025816109        202,600      5,000      Sole        None           None
Apple Computer Inc.                   Common           037833100        560,547      2,660      Sole        None           None
AT&T Inc.                             Common           00206R102     48,302,389  1,723,239      Sole        None           None
Bank of America Corp.                 Common           060505104     46,840,513  3,110,260      Sole        None           None
Bank of New York Co.                  Common           064058100        224,711      8,034      Sole        None           None
Baxter International                  Common           071813109        316,872      5,400      Sole        None           None
BB&T Corp                             Common           054937107      3,238,480    127,650      Sole        None           None
BE Aerospace Inc.                     Common           073302101        349,915     14,890      Sole        None           None
Boeing Company                        Common           097023105     40,280,136    744,137      Sole        None           None
BP PLC ADS                            Sponsored ADR    055622104      4,315,866     74,450      Sole        None           None
Bristol-Myers Squibb                  Common           110122108     43,606,523  1,726,991      Sole        None           None
C.R. Bard Inc.                        Common           067383109      1,708,736     21,935      Sole        None           None
Capital One Financial                 Common           14040H105     47,541,332  1,239,993      Sole        None           None
Chesapeake Energy Cor                 Common           165167107      8,297,775    320,625      Sole        None           None
ChevronTexaco Corp                    Common           166764100     41,064,310    533,372      Sole        None           None
Chubb Corp                            Common           171232101     54,870,864  1,115,715      Sole        None           None
Cisco Systems Inc.                    Common           17275R102        239,400     10,000      Sole        None           None
Citigroup Inc                         Common           172967101      1,588,977    480,054      Sole        None           None
Coachmen Industries                   Common           189873102         24,267     21,102      Sole        None           None
Coca-Cola Company                     Common           191216100      4,034,969     70,789      Sole        None           None
ConAgra Foods Inc                     Common           205887102      4,473,114    194,061      Sole        None           None
ConocoPhillips                        Common           20825C104     52,278,265  1,023,659      Sole        None           None
Deluxe Corporation                    Common           248019101        783,944     53,005      Sole        None           None
Diageo ADR                            Sponsored ADR    25243Q205        527,169      7,595      Sole        None           None
Duke Energy Corporation               Common           26441C105      3,933,173    228,540      Sole        None           None
E.I. DuPont de Nemour                 Common           263534109      3,369,626    100,078      Sole        None           None
Eaton Corporation                     Common           278058102      1,741,597     27,375      Sole        None           None
Eli Lilly & Co.                       Common           532457108     52,929,826  1,482,213      Sole        None           None
Exelon Corp                           Common           30161N101     22,665,173    463,785      Sole        None           None
Exxon Mobil                           Common           30231G102      6,233,589     91,415      Sole        None           None
Flextronics                           Common           Y2573F102     51,568,541  7,054,520      Sole        None           None
Flowers Foods                         Common           343498101      1,488,044     62,628      Sole        None           None
Gamestop                              Common           36467w109     48,074,226  2,191,168      Sole        None           None
Gannett Co. Inc.                      Common           364730101        214,285     14,430      Sole        None           None
General Dynamics                      Common           369550108     28,083,790    411,967      Sole        None           None
General Electric Co                   Common           369604103      2,806,237    185,475      Sole        None           None
Google                                Common           38259p508        486,684        785      Sole        None           None
H&R Block Inc.                        Common           093671105      1,467,052     64,856      Sole        None           None
Halliburton Company                   Common           406216101      3,055,184    101,535      Sole        None           None
Harris Corporation                    Common           413875105        332,850      7,000      Sole        None           None
HCC Insurance Holdings                Common           404132102     33,683,684  1,204,279      Sole        None           None
Hewlett-Packard Co                    Common           428236103        315,190      6,119      Sole        None           None
Hugoton Royalty Trust                 UNIT BEN INT     444717102        160,800     10,000      Sole        None           None
Human Genome Sciences                 Common           444903108        244,640      8,000      Sole        None           None
IBM Corp                              Common           459200101     42,522,259    324,845      Sole        None           None
Illinois Tool Works                   Common           452308109      1,682,049     35,050      Sole        None           None
Invesco Plc                           Common           G491BT108        403,088     17,160      Sole        None           None
ISHARES BARCLAYS AGGREGATE BOND FUND  ETF              464287226      5,214,707     50,535      Sole        None           None
ISHARES Lehman Short Treasury Bond    ETF              464288679      1,121,734     10,180      Sole        None           None
ITT Industries Inc.                   Common           450911102     45,941,903    923,641      Sole        None           None
J P Morgan Chase                      Common           46625H100      4,482,650    107,575      Sole        None           None
Johnson & Johnson                     Common           478160104     43,961,951    682,533      Sole        None           None
KBR                                   Common           48242W106      1,191,585     62,715      Sole        None           None
McDonalds Corporatio                  Common           580135101     28,131,593    450,538      Sole        None           None
McGraw-Hill Companies                 Common           580645109      1,633,612     48,750      Sole        None           None
Merck & Co. Inc.                      Common           58933Y105      2,627,226     71,900      Sole        None           None
Microsoft Corporation                 Common           594918104      1,354,562     44,441      Sole        None           None
Morgan Stanley                        Common           617446448     43,028,662  1,453,671      Sole        None           None
NII Holdings                          CL B             62913f201      8,392,817    249,935      Sole        None           None
Nike Inc cl B                         CL B             654106103        269,896      4,085      Sole        None           None
Nokia Corporation                     Common           654902204     16,434,829  1,278,975      Sole        None           None
Norsk Hydro ASA                       Sponsored ADR    656531605        349,430     41,500      Sole        None           None
Nucor Corporation                     Common           670346105      2,931,952     62,850      Sole        None           None
Old Republic Intl                     Common           680223104        170,991     17,031      Sole        None           None
Oracle Corporation                    Common           68389X105     61,105,702  2,491,060      Sole        None           None
PartnerRe Ltd.                        Common           G6852T105      4,616,825     61,838      Sole        None           None
PETsMART Inc.                         Common           716768106      1,702,274     63,779      Sole        None           None
Pfizer Inc.                           Common           717081103     30,686,748  1,687,012      Sole        None           None
Philip Morris Intl Inc                Common           718172109      2,944,147     61,095      Sole        None           None
Polaris Industries In                 Common           731068102        378,272      8,670      Sole        None           None
Precision Castparts                   Common           740189105        506,506      4,590      Sole        None           None
Raytheon Company                      Common           755111507      4,006,968     77,775      Sole        None           None
Royal Dutch Shell ADR A               Sponsored ADR    780259206     49,817,365    828,770      Sole        None           None
Selective Insurance G                 Common           816300107        197,400     12,000      Sole        None           None
St. Jude Medical Inc                  Common           790849103     39,523,862  1,074,602      Sole        None           None
State Street Corp                     Common           857477103        421,903      9,690      Sole        None           None
SunTrust Banks Inc.                   Common           867914103      1,315,502     64,835      Sole        None           None
SuperValu Inc.                        Common           868536103     32,649,728  2,568,822      Sole        None           None
Synovus Financial Cor                 Common           87161C105        246,000    120,000      Sole        None           None
Sysco Corporation                     Common           871829107     40,277,047  1,441,555      Sole        None           None
Teva Pharmaceutical                   Common           881624209     35,126,657    625,252      Sole        None           None
V.F. Corporation                      Common           918204108     24,157,262    329,837      Sole        None           None
Valero Energy Corp.                   Common           91913Y100      2,563,671    153,055      Sole        None           None
Vanguard Bond Market ETF              ETF              921937835      3,542,444     45,075      Sole        None           None
Vanguard Growth VIPERs                ETF              922908736        308,279      5,810      Sole        None           None
Vanguard Value VIPERs                 ETF              922908744        304,549      6,378      Sole        None           None
Verizon Communication                 Common           92343V104      3,530,167    106,555      Sole        None           None
Wal-Mart Stores Inc.                  Common           931142103     45,028,846    842,448      Sole        None           None
Xerox Corporation                     Common           984121103        616,269     72,845      Sole        None           None